LEASES - Lease income in operating lease (Details) ₫ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
LEASES
Lease income relating to lease payments	₫ 168,261	$ 6,935,738	₫ 103,437	₫ 233,817	$ 9,797,059	₫ 26,387	₫ 11,466
Lease income relating to variable lease payments not included in the measurement of the lease receivable	₫ 22,923	$ 944,889	₫ 27,301	₫ 67,272	$ 2,818,722	₫ 14,065	₫ 7,770